Financial Instruments and Financial Risk Management - Schedule of Fixed and Market Price Contract (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) kJ MWh $ / gigajoule $ / barrel $ / MWh bbl	Dec. 31, 2019 CAD ($) kJ MWh $ / barrel $ / MWh $ / gigajoule bbl
Natural gas | Sales
Derivative
Notional volume (GJ) | kJ	590,054,996	698,126,985
Fair Value ($)	$ 32	$ 29
Natural gas | Sales | Minimum
Derivative
Fixed price | $ / gigajoule	1.58	1.32
Period (months)	1 month	1 month
Natural gas | Sales | Maximum
Derivative
Fixed price | $ / gigajoule	7.86	6.81
Period (months)	157 months	166 months
Natural gas | Purchases
Derivative
Notional volume (GJ) | kJ	1,522,958,497	1,406,991,689
Fair Value ($)	$ (106)	$ (104)
Natural gas | Purchases | Minimum
Derivative
Fixed price | $ / gigajoule	1.58	0.22
Period (months)	1 month	1 month
Natural gas | Purchases | Maximum
Derivative
Fixed price | $ / gigajoule	6.47	6.81
Period (months)	240 months	167 months
Natural gas | Swaps
Derivative
Notional volume (GJ) | kJ	288,613,586	541,652,374
Fair Value ($)	$ 5	$ (2)
Natural gas | Swaps | Minimum
Derivative
Fixed price | $ / gigajoule	2.29	0.22
Period (months)	1 month	1 month
Natural gas | Swaps | Maximum
Derivative
Fixed price | $ / gigajoule	7.86	10.24
Period (months)	60 months	51 months
Crude oil and NGLs | Sales
Derivative
Period (months)	1 month
Notional volume (GJ) | kJ		680,000
Fair Value ($)		$ (1)
Crude oil and NGLs | Sales | Minimum
Derivative
Fixed price | $ / gigajoule	37.43
Crude oil and NGLs | Sales | Maximum
Derivative
Fixed price | $ / gigajoule	62.59
Crude oil and NGLs | Purchases
Derivative
Notional volume (GJ) | kJ		221,000
Fair Value ($)		$ 2
Crude oil and NGLs | Purchases | Minimum
Derivative
Fixed price | $ / gigajoule	19.92
Period (months)	1 month
Crude oil and NGLs | Purchases | Maximum
Derivative
Fixed price | $ / gigajoule	59.01
Period (months)	9 months
Energy exports | Propane and butane swaps
Derivative
Notional volume (Bbl) | bbl	37,425,488
Fair Value ($)	$ (31)
Energy exports | Propane
Derivative
Notional volume (Bbl) | bbl		9,374,826
Fair Value ($)		$ (75)
Energy exports | Minimum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	3.57
Period (months)	1 month
Energy exports | Minimum | Propane
Derivative
Fixed price | $ / barrel	21.49
Period (months)	1 month
Energy exports | Maximum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	61.46
Period (months)	36 months
Energy exports | Maximum | Propane
Derivative
Fixed price | $ / barrel	29.71
Period (months)	27 months
NGL frac spread | Propane
Derivative
Notional volume (Bbl) | bbl	1,270,350
Fair Value ($)	$ (5)
NGL frac spread | Minimum | Propane
Derivative
Fixed price | $ / barrel	28.83
Period (months)	1 month
NGL frac spread | Minimum | Butane swaps
Derivative
Fixed price | $ / barrel	32.45	73.02
Period (months)	1 month	1 month
NGL frac spread | Minimum | Crude oil swaps
Derivative
Fixed price | $ / barrel	60.08	73.02
Period (months)	1 month	1 month
NGL frac spread | Minimum | Gas purchase
Derivative
Fixed price | $ / gigajoule	1.58	1.58
Period (months)	1 month	1 month
NGL frac spread | Maximum | Propane
Derivative
Fixed price | $ / barrel	35.36
Period (months)	12 months
NGL frac spread | Maximum | Butane swaps
Derivative
Fixed price | $ / barrel	34.02	75.15
Period (months)	12 months	12 months
NGL frac spread | Maximum | Crude oil swaps
Derivative
Fixed price | $ / barrel	61.95	75.15
Period (months)	12 months	12 months
NGL frac spread | Maximum | Gas purchase
Derivative
Fixed price | $ / gigajoule	1.86	1.86
Period (months)	12 months	12 months
NGL frac spread | Swaps | Butane swaps
Derivative
Notional volume (Bbl) | bbl	307,784	346,852
Fair Value ($)	$ (1)	$ (1)
NGL frac spread | Swaps | Crude oil swaps
Derivative
Notional volume (Bbl) | bbl	123,120	212,587
Fair Value ($)	$ 0	$ (1)
NGL frac spread | Swaps | Gas purchase
Derivative
Notional volume (GJ) | kJ	7,281,570	3,883,992
Fair Value ($)	$ 0	$ 0
Power | Sales
Derivative
Notional volume (GJ) | MWh	5,482,242	8,034,024
Fair Value ($)	$ 13	$ 39
Power | Sales | Minimum
Derivative
Fixed price | $ / MWh	24.56	31.63
Period (months)	1 month	1 month
Power | Sales | Maximum
Derivative
Fixed price | $ / MWh	61.75	66.76
Period (months)	33 months	42 months
Power | Purchases
Derivative
Notional volume (GJ) | MWh	8,848,007	8,552,467
Fair Value ($)	$ (18)	$ (27)
Power | Purchases | Minimum
Derivative
Fixed price | $ / MWh	24.56	31.63
Period (months)	1 month	1 month
Power | Purchases | Maximum
Derivative
Fixed price | $ / MWh	61.88	66.76
Period (months)	63 months	60 months
Power | Swaps
Derivative
Notional volume (GJ) | MWh	24,081,519	25,058,577
Fair Value ($)	$ (24)	$ (24)
Power | Swaps | Minimum
Derivative
Fixed price | $ / MWh	(6.26)	(7.88)
Period (months)	1 month	1 month
Power | Swaps | Maximum
Derivative
Fixed price | $ / MWh	74.26	74.26
Period (months)	44 months	48 months